FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

6)	FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

a)	Financial assets at fair value through profit or loss

	R$ thousands
	On December 31, 2023	On December 31, 2022
Financial assets
Brazilian government bonds	282,586,266	210,538,448
Bank debt securities	43,844,816	34,091,904
Corporate debt and marketable equity securities	36,257,756	28,214,231
Mutual funds	9,323,075	12,025,851
Brazilian sovereign bonds	54,167	113,828
Foreign governments securities	118,948	656,270
Derivative financial instruments	15,413,349	16,258,496
Total	387,598,377	301,899,028

b)	Maturity

	R$ thousands
	On December 31, 2023	On December 31, 2022
Maturity of up to one year	95,034,235	55,128,782
Maturity of one to five years	201,297,811	153,846,848
Maturity of five to 10 years	58,350,432	64,795,283
Maturity of over 10 years	7,911,872	8,716,528
No stated maturity	25,004,027	19,411,587
Total	387,598,377	301,899,028

The financial instruments pledged as collateral classified as “Financial assets at fair value through profit or loss”, totaled R$32,772,513 thousand on December 31, 2023 (R$6,589,358 thousand on December 31, 2022), being composed primarily of Brazilian government bonds.

c)	Liabilities at fair value through profit or loss

	R$ thousands
	On December 31, 2023	On December 31, 2022
Derivative financial instruments	15,542,220	13,341,324
Total	15,542,220	13,341,324